Deferred revenues	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Deferred revenues

23.	Deferred revenues

	2023	2022

Deferred revenues	901,002	932,029

Prepaid services(i)	187,540	193,944
Government grants	-	860
Anticipated revenues	39,138	43,561
Deferred revenues on sale of towers(ii)	626,636	680,731
Contractual liabilities(iii)	47,688	12,933

Current portion	(279,401)	(265,417)
Non-current portion	621,601	666,612

(i)	Referring to the recharge of voice credits and data not yet used by customers relating to prepaid system services that are appropriate to the result when the actual use of these services by customers.

(ii)	Referring to the amount of revenue to be appropriated by the sale of the towers (note 17).

(iii)	Contracts with customers. The table below includes information on the portion of trade accounts receivable, from which contractual assets and liabilities originate.

	2023	2022

Accounts receivable included in trade accounts receivable	2,344,726	2,182,403
Contractual assets	19,957	19,828
Contractual liability	(47,688)	(12,934)

The contracts with customers gave rise to the allocation of discounts under combined loyalty offers, where the discount may be given on equipment and / or service, generating a contractual asset or liability, respectively, depending on the nature of the offer in question.

The movement of contractual assets/liabilities during the year is as follows:

Contractual assets (liabilities)

Balance on January 01, 2023	6,894
Additions	(27,535)
Write-offs	(7,090)
Balance at December 31, 2023	(27,731)

Contractual assets (liabilities)

Balance at January 1, 2022	2,326
Additions	12,188
Write-offs	(7,620)
Balance at December 31, 2022	6,894

The balances of contractual assets and liabilities are expected to be realized according to the table below:

	2024	2025
Contractual assets (liabilities)	(12,836)	(14,895)

The Company in line with paragraph 121 of IFRS 15, is not presenting the effects of information on contracts with customers with terms of duration of less than 1 year.